Note 32 - Transition Period Comparative Information (Unaudited)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Condensed Financial Statements [Text Block]
32.
         Transition period comparative information (unaudited)

The condensed consolidated statement of operations for the year ended
June 30, 2019
is as follows:

(US dollars in thousands)	Year Ended June 30 201 9 (unaudited)
Revenue from contracts with customers	43,545
Costs of sales	(37,452)
Gross profit	6,093
General and administrative expenses	(7,195)
Loss on solar development	(2,668)
Depreciation and amortization	(1,447)
Operating profit/ (loss)	(5,217)
Restructuring costs	(2,404)
Finance expense - net	(3,345)
Profit/ ( l oss) before income tax	(10,966)
Income tax	(353)
Loss for the period	(11,319)

The condensed consolidated statement of cash flow for the year ended
June 30, 2019
is as follows:

(US dollars in thousands)	Year Ended June 30 201 9 (unaudited)
Cash flows from operating activities
Loss for the period	(11,319)
Income tax	353
Finance expense - net	3,345
Depreciation and amortization	1,477
Loss on solar development	2,668
Increase in non-cash working capital	4,708
Net cash from operating activities	1,232

Purchase of property, plant and equipment	(358)
Proceeds on sale of capital projects	11,601
Net cash from investing activities	11,243

Cash flows from financing activities
Repayment of related party loans	(134)
Lease repayments	(275)
Debtor finance borrowings	901
Transfers to restricted cash	(632)
Finance agreements repayments	(3,761)
Finance expense – net	(3,345)
Cash flows from financing activities	(7,246)

Net increase in cash and cash equivalents	5,229
Cash and cash equivalents at beginning of period	1,900
Cash and cash equivalents at end of period	7,129